Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of derivative Financial Instruments	Net Risk Management Assets and Liabilities
Aggregate net risk management assets (liabilities) are as follows:

As at Dec. 31, 2024
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	45	8	53
Long-term	—	(220)	(220)
Net commodity risk management assets (liabilities)	45	(212)	(167)
Other
Current	—	(12)	(12)
Long-term	—	8	8
Net other risk management liabilities	—	(4)	(4)
Total net risk management assets (liabilities)	45	(216)	(171)

As at Dec. 31, 2023
	Cash flow hedges	Not designated as a hedge	Total
Commodity risk management
Current	(125)	(53)	(178)
Long-term	(80)	(146)	(226)
Net commodity risk management liabilities	(205)	(199)	(404)
Other
Current	—	15	15
Long-term	—	4	4
Net other risk management liabilities	—	19	19
Total net risk management liabilities	(205)	(180)	(385)
The Company’s outstanding commodity derivative instruments not designated as hedging instruments are as follows:

As at Dec. 31	2024		2023
Type (thousands)	Notional amount sold	Notional amount purchased	Notional amount sold	Notional amount purchased
Electricity (MWh)	47,593	8,416	54,043	12,628
Natural gas (GJ)	2,122	79,194	50,949	209,348
Transmission (MWh)	—	292	—	856
Emissions (MWh)	167	370	212	804
Emissions (tonnes)	1,850	150	4,450	5,125
Coal (tonnes)	—	1,728	—	5,172

As at Dec. 31	2024			2023
Notional amount sold	Notional amount purchased	Fair value (liability) asset	Maturity	Notional amount sold	Notional amount purchased	Fair value (liability) asset	Maturity
Foreign exchange forward contracts – foreign-denominated receipts/expenditures
AUD14	CAD10	(1)	2025-2028	AUD125	CAD113	(1)	2024-2027
USD419	CAD585	(13)	2025-2028	USD828	CAD1,113	19	2024-2027
USD101	AUD153	(9)	2025	USD100	AUD152	5	2024

Foreign exchange forward contracts – foreign-denominated debt
CAD192	USD140	8	2025	CAD190	USD140	(4)	2024

Disclosure of net Arrangements
Information about the Company’s financial assets and liabilities that are subject to enforceable master netting arrangements or similar agreements is as follows:

As at Dec. 31, 2024	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts included on the statement of financial position	Master netting arrangements(1)	Net amount
Current risk management assets	686	(421)	265	(18)	247
Long-term risk management assets	153	(59)	94	(1)	93
Current risk management liabilities	(662)	421	(241)	18	(223)
Long-term risk management liabilities	(128)	59	(69)	1	(68)
Trade and other receivables(2)	1,519	(1,273)	246	(7)	239
Accounts payable and accrued liabilities(2)	(1,470)	1,273	(197)	7	(190)

As at Dec. 31, 2023	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts included on the statement of financial position	Master netting arrangements(1)	Net amount
Current risk management assets	528	(355)	173	(7)	166
Long-term risk management assets	161	(91)	70	(2)	68
Current risk management liabilities	(504)	355	(149)	7	(142)
Long-term risk management liabilities	(145)	91	(54)	2	(52)
Trade and other receivables(2)	789	(646)	143	(11)	132
Accounts payable and accrued liabilities(2)	(760)	646	(114)	11	(103)
(1)Amounts not set off in the Consolidated Statements of Financial Position.
(2)The trade and other receivables and accounts payable and accrued liabilities include amounts related to collateral provided and held. Refer to Note 15(F) below for further details.

Disclosure of currency Rate Risk
The possible effect on net earnings and OCI, due to changes in foreign exchange rates associated with financial instruments denominated in currencies other than the Company’s functional currency, is outlined below. The sensitivity analysis has been prepared using management’s assessment that an average three cents
(2023 — three cents, 2022 — three cents) increase or decrease in these currencies relative to the Canadian dollar is a reasonable potential change over the next quarter.

Year ended Dec. 31	2024		2023		2022
Currency	Net earnings decrease(1)	OCI gain(1)(2)	Net earnings decrease(1)	OCI gain(1)(2)	Net earnings decrease(1)	OCI gain(1)(2)
USD	(17)	—	(11)	—	(12)	—
AUD	(3)	—	(3)	—	(2)	—
Total	(20)	—	(14)	—	(14)	—
(1)These calculations assume an increase in the value of these currencies relative to the Canadian dollar. A decrease would have the opposite effect.
(2)The foreign exchange impact related to financial instruments designated as hedging instruments in net investment hedges has been excluded.

Disclosure of credit Risk	The following table outlines the Company’s maximum exposure to credit risk without taking into account collateral held, including the distribution of credit ratings, as at Dec. 31, 2024:

	Investment grade (per cent)	Non-investment grade (per cent)	Total (per cent)	Total amount
Trade and other receivables(1)	87	13	100	767
Long-term finance lease receivable	100	—	100	305
Risk management assets(1)	58	42	100	411
Loans receivable(2)	—	100	100	25
Total				1,508
(1)Letters of credit and cash and cash equivalents are the primary types of collateral held as security related to these amounts.
(2)Includes $25 million loans receivable included within other assets with counterparties that have no external credit rating.
Disclosure of maturity Analysis of Financial Liabilities	A maturity analysis of the Company's financial liabilities is as follows:

	2025	2026	2027	2028	2029	2030 and thereafter	Total
Bank overdraft	1	—	—	—	—	—	1
Accounts payable, accrued liabilities and other current liabilities	756	—	—	—	—	—	756
Long-term debt(1)
Credit facilities(1)	400	—	—	145	—	—	545
Debentures	—	—	—	—	110	141	251
Senior notes	—	—	—	—	575	431	1,006
Non-recourse – Hydro	—	—	—	—	—	39	39
Non-recourse – Wind & Solar	69	68	69	74	42	248	570
Non-recourse and other – Gas	58	61	65	66	74	628	952
Non-recourse Heartland term facility	24	24	176	—	—	—	224
Tax equity financing	15	16	21	24	23	6	105
Exchangeable securities(2)	—	—	—	—	—	750	750
Commodity risk management (assets) liabilities(3)	(55)	14	13	12	6	177	167
Other risk management (assets) liabilities	11	(1)	—	(1)	(1)	(4)	4
Lease liabilities	4	5	5	5	5	127	151
Interest on long-term debt and lease liabilities(4)	205	178	169	151	136	649	1,488
Interest on exchangeable securities(2)(4)	53	53	53	52	12	—	223
Dividends payable	49	—	—	—	—	—	49
Total	1,590	418	571	528	982	3,192	7,281
(1)Excludes impact of hedge accounting and derivatives.
(2)The exchangeable debentures are due May 1, 2039 and the exchangeable preferred shares are perpetual. However, a cash payment could occur after Dec. 31, 2028, at the Company's option, if the exchangeable securities are not exchanged by Brookfield Renewable Partners or its affiliates (collectively Brookfield). At Brookfield's option, the exchangeable securities are currently exchangeable into an equity ownership interest in TransAlta’s Alberta Hydro Assets. (Note 26).
(3)Negative amount represents a receivable position or cash inflow.
(4)Not recognized as a financial liability on the Consolidated Statements of Financial Position and excludes the impact of interest rate swaps
The following table outlines the terms and conditions of derivative hedging instruments and how they affect the amount, timing and uncertainty of future cash flows:

	Maturity
	2025	2026	2027	2028	2029	2030
Cash flow hedges
Commodity derivative instruments
Electricity
Notional amount (thousands of MWh)	2,628	—	—	—	—	—
Average price ($ per MWh)	86.25	—	—	—	—	—

Disclosure of hedging Instruments
The impact of the hedging instruments on the statement of financial position is as follows:

As at Dec. 31, 2024	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales(1)	2,628	45	Risk management assets	114
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD300	CAD431	Credit facilities, long-term debt and lease liabilities	—
(1)In thousands of MWh.

As at Dec. 31, 2023	Notional amount	Carrying amount	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness
Commodity price risk
Cash flow hedges
Physical power sales(1)	5,966	(205)	Risk management liabilities	(114)
Foreign currency risk
Net investment hedges
Foreign-denominated debt	USD370	CAD489	Credit facilities, long-term debt and lease liabilities	—
(1)In thousands of MWh.
The impact of the hedged items on the statement of financial position is as follows:

As at Dec. 31	2024		2023
	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)	Change in fair value used for measuring ineffectiveness	Cash flow hedge reserve(1)
Commodity price risk
Cash flow hedges
Power forecast sales – Centralia	114	65	(114)	(129)

	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)	Change in fair value used for measuring ineffectiveness	Foreign currency translation reserve(1)
Foreign currency risk
Net investment hedges
Net investment in foreign subsidiaries	—	(34)	—	(36)
(1)Net of tax. Included in AOCI.

Disclosure of effect of Hedges
The impact of designated cash flow hedges on OCI and net earnings is:

Year ended Dec. 31, 2024
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain recognized in OCI	Location of gain reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	270	Revenue	(15)	Revenue	—
Forward starting interest rate swaps	—	Interest expense	(8)	Interest expense	—
OCI impact	270	OCI impact	(23)	Net earnings impact	—
These estimates assume constant natural gas and power prices, interest rates and exchange rates over time; however, the actual amounts that will be reclassified may vary based on changes in these factors.

Year ended Dec. 31, 2023
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	51	Revenue	83	Revenue	—
Forward starting interest rate swaps	—	Interest expense	(8)	Interest expense	—
OCI impact	51	OCI impact	75	Net earnings impact	—

Year ended Dec. 31, 2022
		Effective portion		Ineffective portion
Derivatives in cash flow hedging relationships	Pre-tax gain (loss) recognized in OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss reclassified from OCI	Location of (gain) loss reclassified from OCI	Pre-tax (gain) loss recognized in earnings
Commodity contracts	(747)	Revenue	124	Revenue	—
Forward starting interest rate swaps	53	Interest expense	2	Interest expense	—
OCI impact	(694)	OCI impact	126	Net earnings impact	—